Financial items	12 Months Ended
Dec. 31, 2022
Financial items [Abstract]
Financial items
10 Financial items
Full year
(in USD million) 2022 2021 2020
Foreign currency exchange gains/(losses) derivative

financial instruments

797 870 (1,288)
Other foreign currency exchange gains/(losses) 1,291 (823) 642
Net foreign currency exchange gains/(losses) 2,088 47 (646)
Dividends received 93 39 44
Interest income financial investments, including

cash and cash equivalents
398 38 108
Interest income non-current financial receivables 30 26 34
Interest income other current financial assets and other

financial items
701 48 113
Interest income and other financial items 1,222 151 298
Gains/(losses) financial investments (394) (348) 456
Gains/(losses) other derivative financial instruments (1,745) (708) 448
Interest expense bonds and bank loans and net

interest on related derivatives
(1,029) (896) (951)
Interest expense lease liabilities (90) (93) (104)
Capitalised borrowing costs 382 334 308
Accretion expense asset retirement obligations (449) (453) (412)
Interest expense current financial liabilities and

other finance expense
(192) (114) (232)
Interest expenses and other finance expenses (1,379) (1,223) (1,392)
Net financial items (207) (2,080) (836)
Equinor's main financial items relate to assets and liabilities categorised in the fair value through profit or loss and the amortised cost
categories. For more information about financial instruments by category see note 28 Financial instruments and fair value
measurement.
Foreign currency exchange gains/(losses) derivative financial instruments include fair value changes of currency derivatives related to
liquidity and currency risk. The line item Other foreign currency exchange gains/(losses) includes a fair value loss from derivatives
related to non-current debt of USD 691

million in 2022, a loss of USD
702

million in 2021 and a gain of USD
796

million in 2020.
The line item Gains/(losses) other derivative financial instruments primarily includes fair value changes from interest rate related
derivatives, with a loss of USD 1,760

million and USD
724

million in 2022 and 2021 respectively, and a gain of USD
432

million in
2020.
The line item Interest expense bonds and bank loans and net interest on related derivatives includes interest expenses of USD
918
million, USD 990

million, and USD
1,031

million for 2022, 2021 and 2020, respectively, from the financial liabilities at amortised cost category. It also includes net interest on related derivatives from the fair value through profit or loss category, amounting to a net interest expense of USD 111 million for 2022, net interest income of USD 94 million and USD
79

million for 2021 and 2020,
respectively.